ESTIMATION OF FAIR VALUE - Investment in debt securities pledged as collateral (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - COP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 10,789,962	$ 7,723,412
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,710,403	6,567,488
Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	15,185	39,212
Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	702,885	1,651,796
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,644,027	4,414,866
Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	55,249	175,521
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	18,479	89,982
Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	118,865	32,955
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	155,713	163,156
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,650	10,177
Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,650	10,177
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,075,909	1,145,747
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,075,909	1,145,747
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,328,854	6,389,380
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	9,249,295	5,233,456
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	662,623	1,376,551
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	8,571,208	3,718,431
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	15,464	138,474
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,650	10,177
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,650	10,177
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,075,909	1,145,747
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,075,909	1,145,747
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	461,108	1,334,032
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	461,108	1,334,032
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	15,185	39,212
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	40,262	275,245
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	72,819	696,435
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	39,785	37,047
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	18,479	89,982
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	118,865	32,955
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 155,713	$ 163,156